Drinker Biddle & Reath LLP
191 N. Wacker Drive, Ste. 3700
Chicago, IL  60606-1698
Telephone: (312) 569-1000
Fax: (312) 569-3000
www.drinkerbiddle.com

March 4, 2015

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Community Capital Trust
File Nos. 333-71703 and 811-09221

Ladies and Gentlemen:

On behalf of Community Capital Trust (the “Trust”), transmitted herewith for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (“Rule 497”), are exhibits containing risk/return summary information in the eXtensible Business Reporting Language (XBRL) format that reflect the risk/return summary information included in the prospectus supplement for the Trust’s CCM Alternative Income Fund dated February 10, 2015, filed pursuant to Rule 497 on February 10, 2015 (accession number 0001398344-15-000827)

Questions and comments concerning this letter can be directed to the undersigned at (312) 569-1107.

Sincerely,

/s/ David L. Williams
David L. Williams